UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09525
                                                     ---------

                               Rydex Dynamic Funds
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Carl G. Verboncoeur
                               Rydex Dynamic Funds
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
                     ---------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 301-296-5100
                                                            ------------

                   Date of fiscal year end: December 31, 2005
                                            -----------------

                    Date of reporting period: September 30, 2005
                                              ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                  September 30, 2005
--------------------------------------------------------------------------------

                                                                          MARKET
                                                         SHARES            VALUE
--------------------------------------------------------------------------------

COMMON STOCKS 71.6%
FINANCIALS 14.4%
   BANKS 3.9%
   Bank of America Corp.+                                88,814     $  3,739,069
   Wells Fargo & Co.+                                    37,310        2,185,247
   Wachovia Corp.+                                       34,870        1,659,463
   U.S. Bancorp+                                         40,400        1,134,432
   SunTrust Banks, Inc.                                   8,006          556,017
   BB&T Corp.+                                           12,100          472,505
   Fifth Third Bancorp+                                  12,290          451,412
   National City Corp.                                   12,570          420,341
   PNC Financial Services Group, Inc.                     6,420          372,488
   Regions Financial Corp.+                              10,180          316,802
   KeyCorp+                                               9,046          291,733
   North Fork Bancorporation, Inc.+                      10,575          269,662
   Comerica, Inc.                                         3,700          217,930
   Marshall & Ilsley Corp.                                4,580          199,276
   AmSouth Bancorp+                                       7,750          195,765
   Synovus Financial Corp.                                6,890          190,991
   M&T Bank Corp.                                         1,780          188,164
   Zions Bancorporation+                                  1,990          141,708
   Compass Bancshares, Inc.                               2,752          126,124
   Huntington Bancshares, Inc.                            5,098          114,552
   First Horizon National Corp.                           2,760          100,326
                                                                    ------------

TOTAL BANKS                                                           13,344,007
                                                                    ------------
   INSURANCE 3.3%
   American International Group,
       Inc.+                                             57,360        3,554,026
   MetLife, Inc.+                                        16,730          833,656
   Allstate Corp.+                                       14,520          802,811
   Prudential Financial, Inc.+                           11,340          766,130
   St. Paul Travelers Cos., Inc.                         14,930          669,909
   Hartford Financial Services
       Group, Inc.                                        6,615          510,479
   AFLAC, Inc.+                                          11,090          502,377
   Progressive Corp.+                                     4,360          456,797
   Chubb Corp.+                                           4,390          393,124
   Marsh & McLennan Cos., Inc.+                          11,840          359,818
   ACE Ltd.                                               6,380          300,307
   Loews Corp.+                                           3,000          277,230
   Aon Corp.                                              7,040          225,843
   XL Capital Ltd.                                        3,102          211,029
   Lincoln National Corp.+                                3,810          198,196
   MBIA, Inc.+                                            2,962          179,556
   Ambac Financial Group, Inc.                            2,360          170,062

                                                                          MARKET
                                                         SHARES            VALUE
--------------------------------------------------------------------------------
   Cincinnati Financial Corp.                             3,855     $    161,486
   Jefferson-Pilot Corp.+                                 2,980          152,487
   SAFECO Corp.                                           2,760          147,329
   UnumProvident Corp.+                                   6,590          135,095
   Torchmark Corp.                                        2,300          121,509
                                                                    ------------

TOTAL INSURANCE                                                       11,129,256
                                                                    ------------
   DIVERSIFIED FINANCIALS 2.5%
   Citigroup, Inc.                                      114,280        5,202,026
   J.P. Morgan Chase & Co.                               77,650        2,634,664
   Principal Financial Group, Inc.                        6,180          292,747
   Moody's Corp.+                                         5,590          285,537
   CIT Group, Inc.                                        4,460          201,503
                                                                    ------------

TOTAL DIVERSIFIED FINANCIALS                                           8,616,477
                                                                    ------------
   CAPITAL MARKETS 2.1%
   Morgan Stanley                                        24,005        1,294,830
   Merrill Lynch & Co., Inc.                             20,478        1,256,325
   Goldman Sachs Group, Inc.                             10,278        1,249,599
   Lehman Brothers Holdings, Inc.+                        6,014          700,511
   Bank of New York Co., Inc.                            17,205          505,999
   State Street Corp.+                                    7,320          358,094
   Charles Schwab Corp.+                                 22,970          331,457
   Mellon Financial Corp.                                 9,245          295,563
   Franklin Resources, Inc.+                              3,280          275,389
   Bear Stearns Cos., Inc.                                2,490          273,277
   Northern Trust Corp.+                                  4,103          207,407
   T. Rowe Price Group, Inc.                              2,870          187,411
   E*Trade Financial Corp.*                               8,190          144,144
   Janus Capital Group, Inc.                              4,920           71,094
   Federated Investors, Inc. --
       Class B                                            1,870           62,140
                                                                    ------------
TOTAL CAPITAL MARKETS                                                  7,213,240
                                                                    ------------
   THRIFTS & MORTGAGE FINANCE 1.1%
   Fannie Mae                                            21,391          958,745
   Freddie Mac                                           15,265          861,862
   Washington Mutual, Inc.+                              19,440          762,437
   Countrywide Financial Corp.+                          13,144          433,489
   Golden West Financial Corp.+                           5,650          335,553
   Sovereign Bancorp, Inc.+                               7,990          176,100


--------------------------------------------------------------------------------

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                  September 30, 2005
--------------------------------------------------------------------------------

                                                                          MARKET
                                                         SHARES            VALUE
--------------------------------------------------------------------------------
   MGIC Investment Corp.                                  2,061     $    132,316
                                                                    ------------

TOTAL THRIFTS & MORTGAGE FINANCE                                       3,660,502
                                                                    ------------
   CONSUMER FINANCE 1.0%
   American Express Co.                                  27,430        1,575,579
   MBNA Corp.                                            27,800          684,992
   Capital One Financial Corp.+                           6,380          507,338
   SLM Corp.                                              9,230          495,097
   Providian Financial Corp.*                             6,515          115,185
                                                                    ------------
TOTAL CONSUMER FINANCE                                                 3,378,191
                                                                    ------------
   REAL ESTATE 0.5%
   Simon Property Group, Inc.                             4,050          300,186
   Equity Office Properties Trust+                        9,080          297,007
   ProLogis+                                              5,460          241,933
   Equity Residential+                                    6,350          240,347
   Vornado Realty Trust                                   2,600          225,212
   Archstone-Smith Trust+                                 4,680          186,592
   Plum Creek Timber Co., Inc.
       (REIT)+                                            4,065          154,104
   Public Storage, Inc.+                                  1,830          122,610
   Apartment Investment & Management
       Co. -- Class A+                                    2,108           81,748
                                                                    ------------

TOTAL REAL ESTATE                                                      1,849,739
                                                                    ------------

TOTAL FINANCIALS                                                      49,191,412
                                                                    ------------
INFORMATION TECHNOLOGY 10.9%
   COMPUTERS & PERIPHERALS 2.6%
   International Business Machines
       Corp.                                             35,270        2,829,359
   Hewlett-Packard Co.                                   63,330        1,849,236
   Dell, Inc.*                                           53,000        1,812,600
   Apple Computer, Inc.*                                 18,350          983,743
   EMC Corp./MA*+                                        53,290          689,573
   Sun Microsystems, Inc.*                               75,381          295,494
   Network Appliance, Inc.*                               8,130          193,006
   Lexmark International, Inc.*+                          2,620          159,951
   NCR Corp.*                                             4,100          130,831
   QLogic Corp.*                                          2,000           68,400
   Gateway, Inc.*                                         5,830           15,741
                                                                    ------------

TOTAL COMPUTERS & PERIPHERALS                                          9,027,934
                                                                    ------------

                                                                          MARKET
                                                         SHARES            VALUE
--------------------------------------------------------------------------------
   SOFTWARE 2.6%
   Microsoft Corp.                                      203,650     $  5,239,915
   Oracle Corp.*                                         83,360        1,032,831
   Symantec Corp.*+                                      26,470          599,810
   Electronic Arts, Inc.*+                                6,710          381,732
   Adobe Systems, Inc.+                                  10,870          324,470
   Computer Associates
       International, Inc.+                              10,240          284,774
   Autodesk, Inc.                                         5,050          234,522
   Intuit, Inc.*+                                         4,010          179,688
   Siebel Systems, Inc.                                  11,550          119,312
   BMC Software, Inc.*                                    4,820          101,702
   Citrix Systems, Inc.*                                  3,760           94,526
   Compuware Corp.*                                       8,580           81,510
   Mercury Interactive Corp.*+                            1,910           75,636
   Novell, Inc.*+                                         8,447           62,930
   Parametric Technology Corp.*                           6,021           41,966
                                                                    ------------

TOTAL SOFTWARE                                                         8,855,324
                                                                    ------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.4%
   Intel Corp.                                          134,680        3,319,862
   Texas Instruments, Inc.+                              35,880        1,216,332
   Applied Materials, Inc.                               35,856          608,118
   Maxim Integrated Products, Inc.                        7,250          309,212
   Analog Devices, Inc.+                                  8,230          305,662
   Broadcom Corp. -- Class A*                             6,250          293,187
   Linear Technology Corp.+                               6,780          254,860
   Advanced Micro Devices, Inc.*+                         8,810          222,012
   Xilinx, Inc.                                           7,730          215,281
   KLA-Tencor Corp.+                                      4,365          212,837
   Freescale Semiconductor, Inc. --
       Class B*                                           8,960          211,277
   National Semiconductor Corp.+                          7,590          199,617
   Micron Technology, Inc.*+                             13,615          181,080
   Altera Corp.*+                                         8,233          157,333
   Nvidia Corp.*+                                         3,730          127,864
   LSI Logic Corp.*+                                      8,630           85,006
   Novellus Systems, Inc.*+                               3,060           76,745
   Teradyne, Inc.*                                        4,350           71,775
   PMC - Sierra, Inc.*                                    4,030           35,504


--------------------------------------------------------------------------------

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                  September 30, 2005
--------------------------------------------------------------------------------

                                                                          MARKET
                                                         SHARES            VALUE
--------------------------------------------------------------------------------
   Applied Micro Circuits Corp.*                          6,747     $     20,241
                                                                    ------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                          8,123,805
                                                                    ------------
   COMMUNICATIONS EQUIPMENT 2.0%
   Cisco Systems, Inc.*                                 141,260        2,532,792
   Qualcomm, Inc.                                        36,040        1,612,790
   Motorola, Inc.+                                       54,579        1,205,650
   Corning, Inc.*                                        32,538          628,959
   Lucent Technologies, Inc.*+                           98,257          319,335
   Scientific-Atlanta, Inc.                               3,390          127,159
   Comverse Technology, Inc.*+                            4,447          116,823
   Tellabs, Inc.*                                         9,890          104,043
   Avaya, Inc.*                                           9,380           96,614
   JDS Uniphase Corp.*+                                  36,430           80,874
   ADC Telecommunications, Inc.*                          2,579           58,956
   Andrew Corp.*                                          3,592           40,051
   CIENA Corp.*                                          12,770           33,713
                                                                    ------------

TOTAL COMMUNICATIONS EQUIPMENT                                         6,957,759
                                                                    ------------
   IT CONSULTING & SERVICES 0.7%
   First Data Corp.                                      17,060          682,400
   Automatic Data Processing, Inc.                       12,830          552,203
   Paychex, Inc.+                                         7,360          272,909
   Electronic Data Systems Corp.                         11,470          257,387
   Computer Sciences Corp.*                               4,090          193,498
   Fiserv, Inc.*+                                         4,150          190,361
   Affiliated Computer Services,
       Inc. -- Class A*+                                  2,770          151,242
   Sabre Holdings Corp.+                                  2,896           58,731
   Unisys Corp.*                                          7,530           49,999
   Convergys Corp.*+                                      3,090           44,403
                                                                    ------------

TOTAL IT CONSULTING & SERVICES                                         2,453,133
                                                                    ------------
   INTERNET SOFTWARE & SERVICES 0.3%
   Yahoo!, Inc.*+                                        27,720          938,045
                                                                    ------------

TOTAL INTERNET SOFTWARE & SERVICES                                       938,045
                                                                    ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.2%
   Agilent Technologies, Inc.*                           10,931          357,990
   Jabil Circuit, Inc.*                                   3,800          117,496

                                                                          MARKET
                                                         SHARES            VALUE
--------------------------------------------------------------------------------
   Molex, Inc.                                            3,200     $     85,376
   Solectron Corp.*                                      21,485           84,006
   Symbol Technologies, Inc.                              5,373           52,011
   Sanmina-SCI Corp.*                                    11,619           49,845
   Tektronix, Inc.                                        1,872           47,231
                                                                    ------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                 793,955
                                                                    ------------
   OFFICE ELECTRONICS 0.1%
   Xerox Corp.*+                                         21,200          289,380
                                                                    ------------

TOTAL OFFICE ELECTRONICS                                                 289,380
                                                                    ------------

TOTAL INFORMATION TECHNOLOGY                                          37,439,335
                                                                    ------------
HEALTH CARE 9.5%
   PHARMACEUTICALS 4.8%
   Johnson & Johnson, Inc.                               65,750        4,160,660
   Pfizer, Inc.                                         162,920        4,068,112
   Abbott Laboratories+                                  34,360        1,456,864
   Wyeth                                                 29,639        1,371,397
   Eli Lilly & Co.+                                      25,060        1,341,211
   Merck & Co., Inc.                                     48,525        1,320,365
   Bristol-Myers Squibb Co.+                             43,229        1,040,090
   Schering-Plough Corp.+                                32,630          686,862
   Forest Laboratories, Inc.*                             7,517          292,937
   Allergan, Inc.+                                        2,892          264,965
   Mylan Laboratories, Inc.                               4,830           93,026
   Watson Pharmaceuticals, Inc.*+                         2,300           84,203
   King Pharmaceuticals, Inc.*                            5,335           82,052
                                                                    ------------

TOTAL PHARMACEUTICALS                                                 16,262,744
                                                                    ------------
   HEALTH CARE PROVIDERS & SERVICES 2.1%
   UnitedHealth Group, Inc.+                             27,920        1,569,104
   WellPoint, Inc.*                                      13,570        1,028,877
   Cardinal Health, Inc.+                                 9,440          598,874
   Aetna, Inc.+                                           6,410          552,157
   Caremark Rx, Inc.*                                     9,950          496,804
   HCA, Inc.                                              9,985          478,481
   Medco Health Solutions, Inc.*                          6,725          368,732
   CIGNA Corp.                                            2,840          334,722
   McKesson Corp.                                         6,820          323,609
   Coventry Health Care, Inc.*                            2,372          204,040
   Express Scripts, Inc.*+                                3,280          204,016
   Quest Diagnostics, Inc.+                               3,680          185,987
   AmerisourceBergen Corp.+                               2,287          176,785
   Humana, Inc.*+                                         3,590          171,889


--------------------------------------------------------------------------------

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                  September 30, 2005
--------------------------------------------------------------------------------

                                                                          MARKET
                                                         SHARES            VALUE
--------------------------------------------------------------------------------
   Laboratory Corporation of America
       Holdings*+                                         2,989     $    145,594
   Health Management Associates,
       Inc. -- Class A+                                   5,455          128,029
   IMS Health, Inc.                                       4,990          125,598
   Tenet Healthcare Corp.*+                              10,360          116,343
   Manor Care, Inc.+                                      1,750           67,218
                                                                    ------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                 7,276,859
                                                                    ------------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.5%
   Medtronic, Inc.                                       26,757        1,434,710
   Baxter International, Inc.                            13,748          548,133
   Guidant Corp.                                          7,290          502,208
   St. Jude Medical, Inc.*                                8,060          377,208
   Zimmer Holdings, Inc.*+                                5,470          376,828
   Stryker Corp.                                          6,410          316,846
   Boston Scientific Corp.*+                             13,061          305,236
   Becton, Dickinson & Co.                                5,520          289,414
   Biomet, Inc.+                                          5,520          191,599
   Fisher Scientific International,
       Inc.*+                                             2,700          167,535
   C.R. Bard, Inc.                                        2,325          153,520
   Hospira, Inc.*                                         3,530          144,624
   Thermo Electron Corp.*                                 3,570          110,313
   Waters Corp.*                                          2,540          105,664
   Bausch & Lomb, Inc.+                                   1,190           96,009
   Millipore Corp.*                                       1,136           71,443
   PerkinElmer, Inc.                                      2,875           58,564
                                                                    ------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 5,249,854
                                                                    ------------
   BIOTECHNOLOGY 1.1%
   Amgen, Inc.*                                          27,270        2,172,601
   Gilead Sciences, Inc.*+                               10,079          491,452
   Genzyme Corp.*+                                        5,670          406,199
   Biogen Idec, Inc.*+                                    7,480          295,310
   Medimmune, Inc.*                                       5,451          183,426
   Chiron Corp.*                                          2,410          105,124
   Applera Corp. - Applied
       Biosystems Group                                   4,315          100,281
                                                                    ------------

TOTAL BIOTECHNOLOGY                                                    3,754,393
                                                                    ------------

TOTAL HEALTH CARE                                                     32,543,850
                                                                    ------------

                                                                          MARKET
                                                         SHARES            VALUE
--------------------------------------------------------------------------------
INDUSTRIALS 7.9%
   INDUSTRIAL CONGLOMERATES 3.1%
   General Electric Co.                                 234,330     $  7,889,891
   Tyco International Ltd.+                              44,742        1,246,065
   3M Co.+                                               16,920        1,241,251
   Textron, Inc.                                          2,955          211,933
                                                                    ------------

TOTAL INDUSTRIAL CONGLOMERATES                                        10,589,140
                                                                    ------------
   AEROSPACE & DEFENSE 1.6%
   Boeing Co.                                            18,140        1,232,613
   United Technologies Corp.                             22,650        1,174,176
   Honeywell International, Inc.                         18,900          708,750
   General Dynamics Corp.+                                4,439          530,682
   Lockheed Martin Corp.+                                 8,040          490,761
   Northrop Grumman Corp.                                 7,900          429,365
   Raytheon Co.                                           9,980          379,440
   L-3 Communications Holdings, Inc.+                     2,615          206,768
   Rockwell Collins, Inc.                                 3,905          188,690
   Goodrich Corp.                                         2,685          119,053
                                                                    ------------

TOTAL AEROSPACE & DEFENSE                                              5,460,298
                                                                    ------------
   MACHINERY 1.0%
   Caterpillar, Inc.+                                    14,958          878,782
   Illinois Tool Works, Inc.                              4,610          379,541
   Deere & Co.                                            5,330          326,196
   Ingersoll-Rand Co. -- Class A                          7,456          285,043
   Danaher Corp.+                                         5,250          282,607
   Paccar, Inc.                                           3,785          256,964
   ITT Industries, Inc.                                   2,046          232,426
   Eaton Corp.                                            3,250          206,538
   Dover Corp.                                            4,475          182,535
   Parker Hannifin Corp.                                  2,640          169,778
   Cummins, Inc.                                          1,030           90,630
   Pall Corp.                                             2,750           75,625
   Navistar International Corp.*                          1,360           44,105
                                                                    ------------

TOTAL MACHINERY                                                        3,410,770
                                                                    ------------
   AIR FREIGHT & COURIERS 0.7%
   United Parcel Service, Inc. --
       Class B                                           24,470        1,691,611
   FedEx Corp.+                                           6,695          583,335


--------------------------------------------------------------------------------

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                  September 30, 2005
--------------------------------------------------------------------------------

                                                                          MARKET
                                                         SHARES            VALUE
--------------------------------------------------------------------------------
   Ryder System, Inc.                                     1,405     $     48,079
                                                                    ------------

TOTAL AIR FREIGHT & COURIERS                                           2,323,025
                                                                    ------------
   COMMERCIAL SERVICES & SUPPLIES 0.5%
   Cendant Corp.+                                        23,120          477,197
   Waste Management, Inc.                                12,425          355,479
   Pitney Bowes, Inc.                                     5,060          211,204
   RR Donnelley & Sons Co.+                               4,750          176,082
   Robert Half International, Inc.                        3,740          133,107
   Avery Dennison Corp.+                                  2,440          127,832
   Cintas Corp.+                                          3,050          125,203
   Equifax, Inc.                                          2,880          100,627
   Monster Worldwide, Inc.*+                              2,690           82,610
   Allied Waste Industries, Inc.*                         4,820           40,729
                                                                    ------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                   1,830,070
                                                                    ------------
   ROAD & RAIL 0.4%
   Burlington Northern Santa Fe Corp.                     8,254          493,589
   Union Pacific Corp.                                    5,825          417,653
   Norfolk Southern Corp.                                 8,940          362,606
   CSX Corp.                                              4,785          222,407
                                                                    ------------

TOTAL ROAD & RAIL                                                      1,496,255
                                                                    ------------
   ELECTRICAL EQUIPMENT 0.3%
   Emerson Electric Co.                                   9,127          655,319
   Rockwell Automation, Inc.                              4,010          212,129
   Cooper Industries Ltd. -- Class A                      2,050          141,737
   American Power Conversion Corp.                        3,770           97,643
                                                                    ------------

TOTAL ELECTRICAL EQUIPMENT                                             1,106,828
                                                                    ------------
   BUILDING PRODUCTS 0.2%
   Masco Corp.+                                           9,510          291,767
   American Standard Cos., Inc.                           4,051          188,574
                                                                    ------------

TOTAL BUILDING PRODUCTS                                                  480,341
                                                                    ------------
   AIRLINES 0.1%
   Southwest Airlines Co.                                15,320          227,502
                                                                    ------------

TOTAL AIRLINES                                                           227,502
                                                                    ------------

                                                                          MARKET
                                                         SHARES            VALUE
--------------------------------------------------------------------------------
   CONSTRUCTION & ENGINEERING 0.0%
   Fluor Corp.                                            1,915     $    123,288
                                                                    ------------

TOTAL CONSTRUCTION & ENGINEERING                                         123,288
                                                                    ------------
   TRADING COMPANIES & DISTRIBUTORS 0.0%
   W.W. Grainger, Inc.                                    1,670          105,076
                                                                    ------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                   105,076
                                                                    ------------

TOTAL INDUSTRIALS                                                     27,152,593
                                                                    ------------
CONSUMER DISCRETIONARY 7.7%
   MEDIA 2.5%
   Time Warner, Inc.                                    103,759        1,879,076
   Comcast Corp. -- Class A*+                            48,541        1,426,135
   Viacom, Inc. -- Class B                               35,040        1,156,670
   The Walt Disney Co.+                                  44,431        1,072,120
   News Corp. -- Class A                                 54,148          844,167
   McGraw-Hill Cos., Inc.+                                8,260          396,810
   Clear Channel Communications,
       Inc.+                                             11,990          394,351
   Gannett Co., Inc.                                      5,400          371,682
   Omnicom Group, Inc.                                    4,020          336,193
   Tribune Co.+                                           5,860          198,595
   Univision Communications, Inc. --
       Class A*+                                          5,090          135,038
   Interpublic Group of Cos., Inc.*+                      9,350          108,834
   New York Times Co. -- Class A                          3,210           95,498
   Knight-Ridder, Inc.+                                   1,530           89,780
   Dow Jones & Co., Inc.                                  1,290           49,265
   Meredith Corp.                                           920           45,899
                                                                    ------------

TOTAL MEDIA                                                            8,600,113
                                                                    ------------
   SPECIALTY RETAIL 1.6%
   Home Depot, Inc.+                                     47,310        1,804,403
   Lowe's Cos., Inc.+                                    17,233        1,109,805
   Best Buy Co., Inc.+                                    8,950          389,594
   Staples, Inc.+                                        16,250          346,450
   Bed Bath & Beyond, Inc.*                               6,540          262,777
   The Gap, Inc.                                         12,810          223,278
   TJX Cos., Inc.                                        10,300          210,944
   Office Depot, Inc.*+                                   6,990          207,603
   Limited Brands, Inc.+                                  7,721          157,740
   Tiffany & Co.                                          3,150          125,276
   Sherwin-Williams Co.                                   2,520          111,056


--------------------------------------------------------------------------------

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                  September 30, 2005
--------------------------------------------------------------------------------

                                                                          MARKET
                                                         SHARES            VALUE
--------------------------------------------------------------------------------
   AutoZone, Inc.*+                                       1,230     $    102,398
   AutoNation, Inc.*+                                     3,990           79,680
   RadioShack Corp.                                       2,972           73,706
   Circuit City Stores, Inc.                              3,633           62,342
   OfficeMax, Inc.                                        1,560           49,405
                                                                    ------------
TOTAL SPECIALTY RETAIL                                                 5,316,457
                                                                    ------------
   HOTELS, RESTAURANTS & LEISURE 1.0%
   McDonald's Corp.                                      27,628          925,262
   Carnival Corp.+                                        9,540          476,809
   Starbucks Corp.*                                       8,490          425,349
   Yum! Brands, Inc.                                      6,310          305,467
   Starwood Hotels & Resorts
       Worldwide, Inc.                                    4,810          274,988
   Harrah's Entertainment, Inc.                           4,060          264,671
   Marriott International, Inc. --
       Class A+                                           3,780          238,140
   International Game Technology,
       Inc.+                                              7,540          203,580
   Hilton Hotels Corp.                                    7,236          161,508
   Wendy's International, Inc.                            2,550          115,132
   Darden Restaurants, Inc.+                              2,970           90,199
                                                                    ------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                    3,481,105
                                                                    ------------
   MULTILINE RETAIL 0.8%
   Target Corp.+                                         19,550        1,015,231
   Federated Department Stores, Inc.                      5,854          391,457
   Kohl's Corp.*                                          7,620          382,371
   Sears Holdings Corp.*                                  2,251          280,069
   J.C. Penney Holding Co., Inc.                          5,530          262,233
   Nordstrom, Inc.                                        4,900          168,168
   Dollar General Corp.+                                  7,090          130,031
   Family Dollar Stores, Inc.                             3,640           72,327
   Dillard's, Inc. -- Class A                             1,410           29,441
   Big Lots, Inc.*                                        2,520           27,695
                                                                    ------------

TOTAL MULTILINE RETAIL                                                 2,759,023
                                                                    ------------
   HOUSEHOLD DURABLES 0.5%
   Fortune Brands, Inc.                                   3,230          262,696
   D.R. Horton, Inc.                                      6,016          217,900
   Pulte Homes, Inc.+                                     4,740          203,441
   Centex Corp.+                                          2,840          183,407
   Black & Decker Corp.                                   1,768          145,135
   Newell Rubbermaid, Inc.+                               6,090          137,939
   KB Home                                                1,710          125,172
   Whirlpool Corp.                                        1,475          111,761

                                                                          MARKET
                                                         SHARES            VALUE
--------------------------------------------------------------------------------
   Leggett & Platt, Inc.                                  4,173     $     84,295
   Stanley Works                                          1,602           74,781
   Snap-On, Inc.                                          1,270           45,872
   Maytag Corp.                                           1,755           32,046
                                                                    ------------

TOTAL HOUSEHOLD DURABLES                                               1,624,445
                                                                    ------------
   AUTOMOBILES 0.3%
   Ford Motor Co.+                                       40,955          403,816
   General Motors Corp.+                                 12,500          382,625
   Harley-Davidson, Inc.+                                 6,070          294,031
                                                                    ------------

TOTAL AUTOMOBILES                                                      1,080,472
                                                                    ------------
   INTERNET & CATALOG RETAIL 0.3%
   eBay, Inc.*                                           24,540        1,011,048
                                                                    ------------

TOTAL INTERNET & CATALOG RETAIL                                        1,011,048
                                                                    ------------
   TEXTILES & APPAREL 0.3%
   Nike, Inc. -- Class B                                  4,220          344,689
   Coach, Inc.*                                           8,400          263,424
   VF Corp.+                                              1,970          114,201
   Liz Claiborne, Inc.+                                   2,365           92,992
   Jones Apparel Group, Inc.                              2,610           74,385
   Reebok International Ltd.                              1,163           65,791
                                                                    ------------

TOTAL TEXTILES & APPAREL                                                 955,482
                                                                    ------------
   LEISURE EQUIPMENT & PRODUCTS 0.1%
   Eastman Kodak Co.                                      6,350          154,495
   Mattel, Inc.+                                          8,910          148,619
   Brunswick Corp.                                        2,145           80,931
   Hasbro, Inc.+                                          3,960           77,814
                                                                    ------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                       461,859
                                                                    ------------
   AUTO COMPONENTS 0.1%
   Johnson Controls, Inc.                                 4,250          263,712
   Goodyear Tire & Rubber Co.*+                           3,885           60,567
   Delphi Corp.                                          12,405           34,238
   Dana Corp.+                                            3,320           31,241
   Visteon Corp.                                          2,850           27,873
   Cooper Tire & Rubber Co.+                              1,350           20,615
                                                                    ------------

TOTAL AUTO COMPONENTS                                                    438,246
                                                                    ------------


--------------------------------------------------------------------------------

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                  September 30, 2005
--------------------------------------------------------------------------------

                                                                          MARKET
                                                         SHARES            VALUE
--------------------------------------------------------------------------------
   COMMERCIAL SERVICES & SUPPLIES 0.1%
   Apollo Group, Inc. -- Class A*+                        3,232     $    214,572
   H&R Block, Inc.+                                       7,170          171,937
                                                                    ------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                     386,509
                                                                    ------------
   DISTRIBUTORS 0.1%
   Genuine Parts Co.                                      3,845          164,951
                                                                    ------------

TOTAL DISTRIBUTORS                                                       164,951
                                                                    ------------

TOTAL CONSUMER DISCRETIONARY                                          26,279,710
                                                                    ------------
ENERGY 7.4%
   OIL & GAS 6.2%
   Exxon Mobil Corp.                                    139,370        8,855,570
   Chevron Corp.                                         49,777        3,222,065
   ConocoPhillips                                        30,770        2,151,131
   Valero Energy Corp.+                                   6,750          763,155
   Occidental Petroleum Corp.                             8,835          754,774
   Devon Energy Corp.+                                   10,020          687,773
   Burlington Resources, Inc.                             8,420          684,714
   Marathon Oil Corp.                                     8,090          557,644
   Apache Corp.                                           7,260          546,097
   Anadarko Petroleum Corp.+                              5,230          500,772
   EOG Resources, Inc.+                                   5,310          397,719
   XTO Energy, Inc.+                                      7,986          361,925
   Williams Cos., Inc.+                                  12,635          316,507
   Kerr-McGee Corp.                                       2,550          247,630
   Amerada Hess Corp.                                     1,760          242,000
   Sunoco, Inc.                                           3,020          236,164
   Kinder Morgan, Inc.+                                   2,110          202,898
   El Paso Corp.+                                        14,573          202,565
   Murphy Oil Corp.                                       3,630          181,028
                                                                    ------------

TOTAL OIL & GAS                                                       21,112,131
                                                                    ------------
   ENERGY EQUIPMENT & SERVICES 1.2%
   Schlumberger Ltd.+                                    12,995        1,096,518
   Halliburton Co.+                                      11,240          770,165
   Baker Hughes, Inc.+                                    7,530          449,390
   Transocean, Inc.*+                                     7,260          445,111
   BJ Services Co.+                                       7,120          256,249
   National-Oilwell Varco, Inc.*+                         3,830          252,014
   Nabors Industries Ltd.*+                               3,483          250,184
   Weatherford International Ltd.*+                       3,060          210,100
   Noble Corp.                                            3,020          206,749

                                                                          MARKET
                                                         SHARES            VALUE
--------------------------------------------------------------------------------
   Rowan Cos., Inc.                                       2,405     $     85,353
                                                                    ------------

TOTAL ENERGY EQUIPMENT & SERVICES                                      4,021,833
                                                                    ------------

TOTAL ENERGY                                                          25,133,964
                                                                    ------------
CONSUMER STAPLES 6.9%
   FOOD & DRUG RETAILING 1.7%
   Wal-Mart Stores, Inc.+                                55,210        2,419,302
   Walgreen Co.+                                         22,605          982,187
   CVS Corp.+                                            17,963          521,107
   Costco Wholesale Corp.+                               10,586          456,151
   Sysco Corp.                                           13,990          438,866
   Kroger Co.*                                           16,000          329,440
   Safeway, Inc.+                                         9,920          253,952
   Albertson's, Inc.+                                     8,136          208,689
   Supervalu, Inc.                                        2,995           93,204
                                                                    ------------

TOTAL FOOD & DRUG RETAILING                                            5,702,898
                                                                    ------------
   BEVERAGES 1.5%
   PepsiCo, Inc.                                         36,909        2,093,109
   Coca-Cola Co.                                         45,900        1,982,421
   Anheuser-Busch Cos., Inc.+                            17,170          738,997
   Coca-Cola Enterprises, Inc.                            6,660          129,870
   Constellation Brands, Inc. --
       Class A*+                                          4,330          112,580
   Brown-Forman Corp. -- Class B                          1,830          108,958
   Pepsi Bottling Group, Inc.+                            3,070           87,648
   Molson Coors Brewing Co. -- Class B                    1,260           80,653
                                                                    ------------

TOTAL BEVERAGES                                                        5,334,236
                                                                    ------------
   HOUSEHOLD PRODUCTS 1.4%
   Procter & Gamble Co.+                                 55,491        3,299,495
   Kimberly-Clark Corp.                                  10,530          626,851
   Colgate-Palmolive Co.+                                11,480          606,029
   Clorox Co.+                                            3,350          186,059
                                                                    ------------

TOTAL HOUSEHOLD PRODUCTS                                               4,718,434
                                                                    ------------
   TOBACCO 1.1%
   Altria Group, Inc.+                                   45,881        3,381,889
   Reynolds American, Inc.                                1,890          156,908


--------------------------------------------------------------------------------

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                  September 30, 2005
--------------------------------------------------------------------------------

                                                                          MARKET
                                                         SHARES            VALUE
--------------------------------------------------------------------------------
   UST, Inc.+                                             3,625     $    151,742
                                                                    ------------

TOTAL TOBACCO                                                          3,690,539
                                                                    ------------
   FOOD PRODUCTS 0.8%
   General Mills, Inc.                                    8,090          389,938
   Archer-Daniels-Midland Co.                            14,374          354,463
   Sara Lee Corp.+                                       17,340          328,593
   WM Wrigley Jr Co.                                      3,970          285,364
   ConAgra Foods, Inc.+                                  11,443          283,214
   H.J. Heinz Co.                                         7,530          275,146
   Kellogg Co.                                            5,660          261,096
   Hershey Co.                                            4,060          228,619
   Campbell Soup Co.                                      4,090          121,677
   Tyson Foods, Inc. -- Class A                           5,560          100,358
   McCormick & Co., Inc.                                  2,960           96,585
                                                                    ------------

TOTAL FOOD PRODUCTS                                                    2,725,053
                                                                    ------------
   PERSONAL PRODUCTS 0.4%
   Gillette Co.                                          19,870        1,156,434
   Avon Products, Inc.                                   10,405          280,935
   Alberto-Culver Co. -- Class B+                         1,660           74,285
                                                                    ------------

TOTAL PERSONAL PRODUCTS                                                1,511,654
                                                                    ------------

TOTAL CONSUMER STAPLES                                                23,682,814
                                                                    ------------
UTILITIES 2.6%
   ELECTRIC UTILITIES 1.4%
   Exelon Corp.+                                         14,828          792,408
   TXU Corp.+                                             5,304          598,716
   Southern Co.+                                         16,505          590,219
   FPL Group, Inc.                                        8,710          414,596
   FirstEnergy Corp.                                      7,275          379,173
   American Electric Power Co., Inc.+                     8,690          344,993
   Entergy Corp.                                          4,590          341,129
   Edison International                                   7,198          340,321
   PPL Corp.+                                             8,387          271,152
   Progress Energy, Inc.+                                 5,545          248,139
   Cinergy Corp.                                          4,396          195,226
   Allegheny Energy, Inc.*+                               3,600          110,592
   Pinnacle West Capital Corp.                            2,180           96,094
                                                                    ------------

TOTAL ELECTRIC UTILITIES                                               4,722,758
                                                                    ------------

                                                                          MARKET
                                                         SHARES            VALUE
--------------------------------------------------------------------------------
   MULTI-UTILITIES 1.2%
   Dominion Resources, Inc./VA+                           7,525     $    648,203
   Duke Energy Corp.+                                    20,474          597,227
   Public Service Enterprise Group,
       Inc.                                               5,283          340,014
   PG&E Corp.+                                            8,250          323,812
   Sempra Energy                                          5,660          266,360
   Consolidated Edison, Inc.+                             5,401          262,219
   Constellation Energy Group, Inc.                       3,940          242,704
   Ameren Corp.+                                          4,500          240,705
   AES Corp.*+                                           14,440          237,249
   DTE Energy Co.+                                        3,920          179,771
   Xcel Energy, Inc.+                                     8,895          174,431
   NiSource, Inc.+                                        6,020          145,985
   KeySpan Corp.                                          3,850          141,603
   CenterPoint Energy, Inc.+                              6,835          101,636
   TECO Energy, Inc.+                                     4,590           82,712
   CMS Energy Corp.*+                                     4,851           79,799
   Calpine Corp.*+                                       12,560           32,530
   Dynegy, Inc. -- Class A*+                              6,325           29,791
                                                                    ------------

TOTAL MULTI-UTILITIES                                                  4,126,751
                                                                    ------------
   GAS UTILITIES 0.0%
   Nicor, Inc.+                                             975           40,979
   Peoples Energy Corp.                                     835           32,883
                                                                    ------------

TOTAL GAS UTILITIES                                                       73,862
                                                                    ------------

TOTAL UTILITIES                                                        8,923,371
                                                                    ------------
TELECOMMUNICATION SERVICES 2.2%
   DIVERSIFIED TELECOMMUNICATION SERVICES 1.6%
   Verizon Communications, Inc.                          61,121        1,998,045
   SBC Communications, Inc.+                             73,029        1,750,505
   BellSouth Corp.+                                      40,495        1,065,019
   AT&T Corp.+                                           17,723          350,915
   Qwest Communications
       International, Inc.*                              33,710          138,211
   Citizens Communications Co.+                           7,590          102,845
   CenturyTel, Inc.                                       2,870          100,393
                                                                    ------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                           5,505,933
                                                                    ------------


--------------------------------------------------------------------------------

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                  September 30, 2005
--------------------------------------------------------------------------------

                                                                          MARKET
                                                         SHARES            VALUE
--------------------------------------------------------------------------------
   WIRELESS TELECOMMUNICATION SERVICES 0.6%
   Sprint Nextel Corp.+                                  64,833     $  1,541,728
   Alltel Corp.+                                          8,437          549,333
                                                                    ------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                              2,091,061
                                                                    ------------

TOTAL TELECOMMUNICATION SERVICES                                       7,596,994
                                                                    ------------
MATERIALS 2.1%
   CHEMICALS 1.1%
   Dow Chemical Co.                                      21,320          888,404
   EI Du Pont de Nemours & Co.                           21,981          860,996
   Monsanto Co.+                                          5,934          372,359
   Praxair, Inc.+                                         7,146          342,508
   Air Products & Chemicals, Inc.                         4,900          270,186
   PPG Industries, Inc.                                   3,750          221,963
   Rohm & Haas Co.                                        3,210          132,027
   Ecolab, Inc.                                           4,073          130,051
   Sigma-Aldrich Corp.                                    1,491           95,513
   Ashland, Inc.                                          1,642           90,704
   Eastman Chemical Co.                                   1,790           84,076
   Engelhard Corp.                                        2,650           73,962
   International Flavors &
       Fragrances, Inc.                                   1,800           64,152
   Hercules, Inc.*                                        2,487           30,391
                                                                    ------------

TOTAL CHEMICALS                                                        3,657,292
                                                                    ------------
   METALS & MINING 0.5%
   Alcoa, Inc.                                           19,280          470,817
   Newmont Mining Corp.+                                  9,870          465,568
   Phelps Dodge Corp.                                     2,140          278,050
   Nucor Corp.+                                           3,450          203,515
   Freeport-McMoRan Copper & Gold,
       Inc. -- Class B+                                   3,910          189,987
   United States Steel Corp.+                             2,522          106,807
   Allegheny Technologies, Inc.+                          1,860           57,623
                                                                    ------------

TOTAL METALS & MINING                                                  1,772,367
                                                                    ------------
   PAPER & FOREST PRODUCTS 0.3%
   Weyerhaeuser Co.                                       5,420          372,625
   International Paper Co.+                              10,845          323,181
   Georgia-Pacific Corp.                                  5,745          195,675
   MeadWestvaco Corp.                                     4,070          112,413

                                                                          MARKET
                                                         SHARES            VALUE
--------------------------------------------------------------------------------
   Louisiana-Pacific Corp.+                               2,450     $     67,840
                                                                    ------------

TOTAL PAPER & FOREST PRODUCTS                                          1,071,734
                                                                    ------------
   CONTAINERS & PACKAGING 0.1%
   Temple-Inland, Inc.                                    2,502          102,207
   Ball Corp.                                             2,412           88,617
   Sealed Air Corp.*+                                     1,830           86,852
   Bemis Co.+                                             2,355           58,168
   Pactiv Corp.*                                          3,308           57,956
                                                                    ------------

TOTAL CONTAINERS & PACKAGING                                             393,800
                                                                    ------------
   CONSTRUCTION MATERIALS 0.1%
   Vulcan Materials Co.+                                  2,260          167,715
                                                                    ------------

TOTAL CONSTRUCTION MATERIALS                                             167,715
                                                                    ------------

TOTAL MATERIALS                                                        7,062,908
                                                                    ------------

TOTAL COMMON STOCKS
   (Cost $185,560,113)                                               245,006,951
                                                                    ------------

                                                           FACE
                                                         AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 22.9%
Collateralized by U.S. Treasury
Obligations

UBS at
  3.27% due 10/03/05                                $70,916,590       70,916,590

Lehman Brothers, Inc. at
 3.25% due 10/03/05                                   7,618,872        7,618,872
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $78,535,462)                                                 78,535,462
                                                                    ------------
SECURITIES LENDING COLLATERAL 10.5%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
       U.S. Bank                                     36,121,765       36,121,765
                                                                    ------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $36,121,765)                                                    36,121,765
                                                                    ============


--------------------------------------------------------------------------------

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                  September 30, 2005
--------------------------------------------------------------------------------

TOTAL INVESTMENTS 105.0%
    (Cost $300,217,340)                                           $ 359,664,178
                                                                  -------------
 LIABILITIES IN EXCESS OF OTHER ASSETS - (5.0)%                   $ (17,242,351)
                                                                  -------------
 NET ASSETS - 100.0%                                              $ 342,421,827

                                                                     UNREALIZED
                                                      CONTRACTS           GAIN
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2005 S&P 500 Index Mini
Futures Contracts
   (Aggregate Market Value of
   Contracts $40,413,500)                                   655   $     131,867
                                                                  -------------

                                                                     UNREALIZED
                                                          UNITS            GAIN
--------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
December 2005 S&P 500 Index Swap,
Maturing 12/28/05**
   (Notional Market Value
   $347,073,877)                                        282,707   $   3,237,109
December 2005 S&P 500 Index Swap,
Maturing 12/14/05**
   (Notional Market Value
   $48,516,468)                                          39,482         204,723
                                                                  -------------
(TOTAL NOTIONAL MARKET VALUE $395,590,345)                        $   3,441,832
                                                                  -------------

*     Non-Income Producing Security.

**    Price Return based on S&P 500 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at September 30, 2005.

      REIT - Real Estate Investment Trust.


--------------------------------------------------------------------------------

TEMPEST 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                   September 30, 2005
--------------------------------------------------------------------------------

                                                        FACE             MARKET
                                                      AMOUNT              VALUE
 -------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 50.9%
Federal Home Loan Bank*
   3.44% due 10/19/05                         $  100,000,000     $   99,847,111
   3.60% due 11/29/05                             50,000,000         49,715,000
Freddie Mac*
   3.62% due 11/22/05                             50,000,000         49,748,611
                                                                 --------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $199,310,722)                                              199,310,722
                                                                 --------------

                                                   CONTRACTS
--------------------------------------------------------------------------------
OPTIONS PURCHASED 0.0%
Call Options on:
   December 2005 S&P 500 Index
   Futures Contracts
     Expiring December 2005 with
     strike price of 1550                                500                 --
                                                                 --------------
TOTAL OPTIONS PURCHASED
   (Cost $14,500)                                                            --
                                                                 --------------

                                                        FACE
                                                      AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS  52.3%
Collateralized by U.S. Treasury
Obligations

UBS at 3.27% due 10/03/05                     $  130,628,932        130,628,932
Lehman Brothers, Inc. at 3.25%
due 10/03/05                                      74,224,749         74,224,749
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $204,853,681)                                              204,853,681
                                                                 --------------
TOTAL INVESTMENTS 103.2%
   (Cost $404,178,903)                                           $  404,164,403
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS
   - (3.2)%                                                      $  (12,646,988)
                                                                 --------------
NET ASSETS - 100.0%                                              $  391,517,415

--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                   CONTRACTS        GAIN (LOSS)
--------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
September 2005 S&P 500 Index Mini
Futures Contracts
   (Aggregate Market Value of
   Contracts $119,451,200)                             1,936     $      436,542
                                                                 --------------

                                                                     UNREALIZED
                                                       UNITS        GAIN (LOSS)
--------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
SOLD SHORT
December 2005 S&P 500 Index Swap,
Maturing 12/28/05**
   (Notional Market Value
   $359,464,541)                                     292,485     $   (3,353,360)
December 2005 S&P 500 Index Swap,
Maturing 12/14/05**
   (Notional Market Value
   $305,554,077)                                     248,659            538,692
                                                                 --------------
(TOTAL NOTIONAL MARKET VALUE $665,018,618)                       $   (2,814,668)
                                                                 --------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**    Price Return based on S&P 500 Index +/- financing at a variable rate.


--------------------------------------------------------------------------------

VELOCITY 100 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2005
--------------------------------------------------------------------------------

                                                                          MARKET
                                                          SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 78.2%
INFORMATION TECHNOLOGY 46.6%
   SOFTWARE 13.9%
   Microsoft Corp.+                                    1,317,500    $ 33,899,275
   Symantec Corp.*+                                      447,584      10,142,253
   Oracle Corp.*                                         769,762       9,537,351
   Electronic Arts, Inc.*+                               109,340       6,220,353
   Adobe Systems, Inc.+                                  172,404       5,146,259
   Autodesk, Inc.                                         85,040       3,949,258
   Intuit, Inc.*+                                         81,589       3,656,003
   Siebel Systems, Inc.+                                 218,638       2,258,531
   Check Point Software Technologies
       Ltd.*+                                             86,150       2,095,168
   Citrix Systems, Inc.*                                  72,336       1,818,527
   Mercury Interactive Corp.*+                            32,950       1,304,820
   BEA Systems, Inc.*                                    130,199       1,169,187
   Synopsys, Inc.*                                        47,550         898,695
                                                                    ------------

TOTAL SOFTWARE                                                        82,095,680
                                                                    ------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 10.9%
   Intel Corp.                                           762,430      18,793,899
   Maxim Integrated Products, Inc.                       164,220       7,003,983
   Linear Technology Corp.+                              146,525       5,507,875
   Applied Materials, Inc.+                              299,840       5,085,286
   Xilinx, Inc.                                          165,680       4,614,188
   Marvell Technology Group Ltd.*+                        95,582       4,407,286
   Broadcom Corp. -- Class A*                             92,021       4,316,705
   KLA-Tencor Corp.+                                      85,560       4,171,906
   Altera Corp.*                                         187,250       3,578,348
   Microchip Technology, Inc.                             62,154       1,872,078
   Lam Research Corp.*+                                   50,350       1,534,165
   Novellus Systems, Inc.*+                               50,480       1,266,038
   ATI Technologies, Inc.*+                               88,825       1,238,221
   Intersil Corp. -- Class A                              55,330       1,205,087
                                                                    ------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                         64,595,065
                                                                    ------------
   COMMUNICATIONS EQUIPMENT 10.1%
   Qualcomm, Inc.                                        704,833      31,541,277
   Cisco Systems, Inc.*                                  815,880      14,628,728
   Research In Motion Ltd.*+                              68,213       4,665,769
   Juniper Networks, Inc.*+                              131,701       3,133,167
   Comverse Technology, Inc.*+                            74,297       1,951,782
   JDS Uniphase Corp.*+                                  674,430       1,497,235

                                                                          MARKET
                                                          SHARES           VALUE
--------------------------------------------------------------------------------
   Telefonaktiebolaget LM Ericsson --
       SP ADR*+                                           39,520    $  1,455,917
   Tellabs, Inc.*                                         91,140         958,793
                                                                    ------------

TOTAL COMMUNICATIONS EQUIPMENT                                        59,832,668
                                                                    ------------
   COMPUTERS & PERIPHERALS 7.1%
   Apple Computer, Inc.*                                 413,598      22,172,989
   Dell, Inc.*                                           315,170      10,778,814
   Network Appliance, Inc.*                              137,475       3,263,656
   Sandisk Corp.*+                                        59,588       2,875,121
   Sun Microsystems, Inc.*                               530,076       2,077,898
   QLogic Corp.*                                          33,040       1,129,968
                                                                    ------------

TOTAL COMPUTERS & PERIPHERALS                                         42,298,446
                                                                    ------------
   IT CONSULTING & SERVICES 1.8%
   Paychex, Inc.+                                        128,472       4,763,742
   Fiserv, Inc.*+                                         84,090       3,857,208
   Cognizant Technology Solutions
       Corp.*                                             47,578       2,216,659
                                                                    ------------

TOTAL IT CONSULTING & SERVICES                                        10,837,609
                                                                    ------------
   INTERNET SOFTWARE & SERVICES 1.7%
   Yahoo!, Inc.*+                                        242,028       8,190,227
   VeriSign, Inc.*+                                       89,307       1,908,491
                                                                    ------------

TOTAL INTERNET SOFTWARE & SERVICES                                    10,098,718
                                                                    ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.1%
   Flextronics International Ltd.*+                      221,870       2,851,029
   CDW Corp.+                                             29,940       1,764,065
   Molex, Inc.                                            35,350         943,138
   Sanmina-SCI Corp.*                                    200,504         860,162
                                                                    ------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                               6,418,394
                                                                    ------------

TOTAL INFORMATION TECHNOLOGY                                         276,176,580
                                                                    ------------
CONSUMER DISCRETIONARY 15.0%
   MEDIA 4.5%
   Comcast Corp. -- Class A*+                            340,807      10,012,910
   Sirius Satellite Radio, Inc.*+                        513,839       3,365,645
   XM Satellite Radio Holdings,
       Inc.*+                                             81,770       2,936,361


--------------------------------------------------------------------------------

VELOCITY 100 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2005
--------------------------------------------------------------------------------

                                                                          MARKET
                                                          SHARES           VALUE
--------------------------------------------------------------------------------
   Liberty Global, Inc. -- Class A*+                      86,267    $  2,336,110
   EchoStar Communications Corp.+                         78,610       2,324,498
   NTL, Inc.*                                             33,179       2,216,357
   Pixar*+                                                42,628       1,897,372
   Lamar Advertising Co.*+                                30,867       1,400,127
                                                                    ------------

TOTAL MEDIA                                                           26,489,380
                                                                    ------------
   INTERNET & CATALOG RETAIL 3.8%
   eBay, Inc.*                                           360,828      14,866,114
   Amazon.com, Inc.*+                                     97,728       4,427,078
   IAC/InterActiveCorp*+                                 125,830       3,189,791
                                                                    ------------

TOTAL INTERNET & CATALOG RETAIL                                       22,482,983
                                                                    ------------
   SPECIALTY RETAIL 2.0%
   Bed Bath & Beyond, Inc.*                              142,123       5,710,502
   Staples, Inc.+                                        176,390       3,760,635
   Ross Stores, Inc.                                      51,450       1,219,365
   Petsmart, Inc.                                         50,809       1,106,620
                                                                    ------------

TOTAL SPECIALTY RETAIL                                                11,797,122
                                                                    ------------
   HOTELS RESTAURANTS & LEISURE 1.9%
   Starbucks Corp.*                                      190,910       9,564,591
   Wynn Resorts Ltd.*+                                    38,760       1,750,014
                                                                    ------------

TOTAL HOTELS RESTAURANTS & LEISURE                                    11,314,605
                                                                    ------------
   MULTILINE RETAIL 1.4%
   Sears Holdings Corp.*+                                 61,626       7,667,507
   Dollar Tree Stores, Inc.*+                             37,280         807,112
                                                                    ------------

TOTAL MULTILINE RETAIL                                                 8,474,619
                                                                    ------------
   COMMERCIAL SERVICES & SUPPLIES 1.0%
   Apollo Group, Inc. -- Class A*+                        65,250       4,331,947
   Career Education Corp.*+                               37,414       1,330,442
                                                                    ------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                   5,662,389
                                                                    ------------

                                                                          MARKET
                                                          SHARES           VALUE
--------------------------------------------------------------------------------
   HOUSEHOLD DURABLES 0.4%
   Garmin Ltd.+                                           35,740    $  2,424,244
                                                                    ------------

TOTAL HOUSEHOLD DURABLES                                               2,424,244
                                                                    ------------

TOTAL CONSUMER DISCRETIONARY                                          88,645,342
                                                                    ------------
HEALTH CARE 11.9%
   BIOTECHNOLOGY 8.5%
   Amgen, Inc.*                                          205,500      16,372,185
   Genzyme Corp.*+                                       114,991       8,237,955
   Gilead Sciences, Inc.*+                               160,450       7,823,542
   Biogen Idec, Inc.*+                                   131,430       5,188,856
   Chiron Corp.*+                                         93,898       4,095,831
   Celgene Corp.*+                                        59,490       3,231,497
   Medimmune, Inc.*                                       94,200       3,169,830
   Invitrogen Corp.*+                                     17,799       1,339,019
   Millennium Pharmaceuticals, Inc.*+                    120,930       1,128,277
                                                                    ------------

TOTAL BIOTECHNOLOGY                                                   50,586,992
                                                                    ------------
   PHARMACEUTICALS 1.3%
   Teva Pharmaceutical Industries
       Ltd. -- SP ADR+                                   171,418       5,728,790
   Sepracor, Inc.*+                                       36,562       2,156,792
                                                                    ------------

TOTAL PHARMACEUTICALS                                                  7,885,582
                                                                    ------------
   HEALTH CARE PROVIDERS & SERVICES 1.1%
   Express Scripts, Inc.*+                                47,388       2,947,533
   Patterson Cos., Inc.*+                                 47,240       1,891,017
   Lincare Holdings, Inc.*+                               33,840       1,389,132
                                                                    ------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                 6,227,682
                                                                    ------------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.0%
   Biomet, Inc.+                                         120,080       4,167,977
   DENTSPLY International, Inc.                           27,200       1,469,344
                                                                    ------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 5,637,321
                                                                    ------------

TOTAL HEALTH CARE                                                     70,337,577
                                                                    ------------


--------------------------------------------------------------------------------

VELOCITY 100 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2005
--------------------------------------------------------------------------------

                                                                          MARKET
                                                          SHARES           VALUE
--------------------------------------------------------------------------------
INDUSTRIALS 2.5%
   MACHINERY 0.8%
   Paccar, Inc.                                           68,670    $  4,662,006
                                                                    ------------

TOTAL MACHINERY                                                        4,662,006
                                                                    ------------
   AIR FREIGHT & COURIERS 0.7%
   Expeditors International
       Washington, Inc.+                                  37,400       2,123,572
   C.H. Robinson Worldwide, Inc.+                         30,230       1,938,348
                                                                    ------------

TOTAL AIR FREIGHT & COURIERS                                           4,061,920
                                                                    ------------
   COMMERCIAL SERVICES & SUPPLIES 0.5%
   Cintas Corp.+                                          72,180       2,962,989
                                                                    ------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                   2,962,989
                                                                    ------------
   ELECTRICAL EQUIPMENT 0.3%
   American Power Conversion Corp.                        69,804       1,807,924
                                                                    ------------

TOTAL ELECTRICAL EQUIPMENT                                             1,807,924
                                                                    ------------
   TRADING COMPANIES & DISTRIBUTORS 0.2%
   Fastenal Co.+                                          25,800       1,576,122
                                                                    ------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                 1,576,122
                                                                    ------------

TOTAL INDUSTRIALS                                                     15,070,961
                                                                    ------------
CONSUMER STAPLES 1.2%
   FOOD & DRUG RETAILING 1.2%
   Costco Wholesale Corp.+                                90,189       3,886,244
   Whole Foods Market, Inc.+                              23,581       3,170,466
                                                                    ------------

TOTAL FOOD & DRUG RETAILING                                            7,056,710
                                                                    ------------

TOTAL CONSUMER STAPLES                                                 7,056,710
                                                                    ------------
TELECOMMUNICATION SERVICES 0.6%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.6%
   MCI, Inc.                                             127,022       3,222,548

                                                                          MARKET
                                                          SHARES           VALUE
--------------------------------------------------------------------------------
   Level 3 Communications, Inc.*+                        246,495    $    571,869
                                                                    ------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                           3,794,417
                                                                    ------------
TOTAL TELECOMMUNICATION SERVICES                                       3,794,417
                                                                    ------------
MATERIALS 0.4%
   CHEMICALS 0.2%
   Sigma-Aldrich Corp.                                    23,170       1,484,270
                                                                    ------------

TOTAL CHEMICALS                                                        1,484,270
                                                                    ------------
   CONTAINERS & PACKAGING 0.2%
   Smurfit-Stone Container Corp.*+                        88,961         921,636
                                                                    ------------

TOTAL CONTAINERS & PACKAGING                                             921,636
                                                                    ------------

TOTAL MATERIALS                                                        2,405,906
                                                                    ------------

TOTAL COMMON STOCKS
   (Cost $332,649,008)                                               463,487,493
                                                                    ------------
                                                            FACE
                                                          AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 2.5%
Collateralized by U.S. Treasury
Obligations

UBS at 3.27% due 10/03/05                         $   12,464,313      12,464,313
Lehman Brothers, Inc. at 3.25% due
10/03/05                                               2,326,385       2,326,385
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $14,790,698)                                                 14,790,698
                                                                    ------------
SECURITIES LENDING COLLATERAL 14.2%
Investment in Securities Lending Short Term
   Investment Portfolio held by
       U.S. Bank                                      84,513,975      84,513,975
                                                                    ------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $84,513,975)                                                    84,513,975
                                                                    ------------


--------------------------------------------------------------------------------

VELOCITY 100 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2005
--------------------------------------------------------------------------------

TOTAL INVESTMENTS 94.9%
   (Cost $431,953,681)                                              $562,792,166
                                                                    ------------
OTHER ASSETS IN EXCESS OF LIABILITIES
   - 5.1                                                            $ 30,084,628
                                                                    ------------
NET ASSETS - 100.0%                                                 $592,876,794

                                                                      UNREALIZED
                                                       CONTRACTS            GAIN
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2005 Nasdaq 100 Index Mini
Futures Contracts
   (Aggregate Market Value of
   Contracts $157,976,000)                                 4,900    $    556,139
                                                                    ------------

                                                           UNITS
--------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
December 2005 Nasdaq 100  Index
Swap,  Maturing 12/28/05**
   (Notional Market Value
   $515,152,689)                                         321,637    $  9,327,265
December 2005 Nasdaq 100 Index Swap,
Maturing 12/14/05**
   (Notional Market Value
   $33,384,274)                                           20,844          45,923
                                                                    ------------
(TOTAL NOTIONAL MARKET VALUE $548,536,963)                          $  9,373,188
                                                                    ------------

*     Non-Income Producing Security.

**    Price Return based on Nasdaq 100 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at September 30, 2005.

      ADR--American Depository Receipt.


--------------------------------------------------------------------------------

VENTURE 100 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                      September 30, 2005
-------------------------------------------------------------------------------

                                                        FACE             MARKET
                                                      AMOUNT              VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 48.3%
Federal Home Loan Bank*
   3.34% due 10/05/05                         $   50,000,000      $  49,990,722
   3.63% due 11/07/05                             50,000,000         49,823,541
   3.64% due 11/15/05                             50,000,000         49,782,611
   3.61% due 11/16/05                             50,000,000         49,779,389
   3.63% due 11/23/05                             50,000,000         49,742,875
Freddie Mac*
   3.46% due 10/18/05                             50,000,000         49,927,917
                                                                  -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $299,047,055)                                              299,047,055
                                                                  -------------

                                                                         MARKET
                                                   CONTRACTS              VALUE
-------------------------------------------------------------------------------
OPTIONS PURCHASED 0.0%
Call Options on:
   December 2005 Nasdaq 100 Index
   Futures Contracts
     Expiring December 2005 with
     strike price of 2500                              2,000                 --
                                                                  -------------
TOTAL OPTIONS PURCHASED
   (Cost $28,000)                                                            --
                                                                  -------------

                                                        FACE             MARKET
                                                      AMOUNT              VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 59.9%
Collateralized by U.S. Treasury
Obligations

UBS at
  3.27% due 10/03/05                          $  243,976,352        243,976,352
Lehman Brothers, Inc. at

  3.25% due 10/03/05                             127,280,642        127,280,642
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $371,256,994)                                              371,256,994
                                                                  -------------
TOTAL INVESTMENTS 108.2%
   (Cost $670,332,049)                                            $ 670,304,049
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (8.2)%                                                $ (50,845,759)
                                                                  -------------
NET ASSETS - 100.0%                                               $ 619,458,290
--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                    CONTRACTS              GAIN
--------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2005 Nasdaq 100 Index Mini
Futures Contracts
   (Aggregate Market Value of
   Contracts $210,043,600)                             6,515      $     861,640
                                                                  -------------

                                                                     UNREALIZED
                                                       UNITS        GAIN (LOSS)
--------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
December 2005 Nasdaq 100 Index Swap,
Maturing 12/28/05**
   (Notional Market Value $667,119,904)              416,518      $ (13,407,388)
December 2005 Nasdaq 100 Index Swap,
Maturing 12/14/05**
   (Notional Market Value $378,062,808)              236,044          2,107,243
                                                                  -------------
(TOTAL NOTIONAL MARKET VALUE
$1,045,182,712)                                                   $ (11,300,145)
                                                                  -------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**    Price Return based on Nasdaq 100 Index +/- financing at a variable rate.


--------------------------------------------------------------------------------

LONG DYNAMIC DOW 30 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)            September 30, 2005
--------------------------------------------------------------------------------

                                                                          MARKET
                                                          SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 55.2%
INDUSTRIALS 13.4%
   AEROSPACE & DEFENSE 6.5%
   Boeing Co.                                              9,390     $   638,051
   United Technologies Corp.                               9,386         486,570
   Honeywell International, Inc.                           9,390         352,125
                                                                     -----------

TOTAL AEROSPACE & DEFENSE                                              1,476,746
                                                                     -----------
   INDUSTRIAL CONGLOMERATES 4.5%
   3M Co.+                                                 9,390         688,851
   General Electric Co.                                    9,390         316,161
                                                                     -----------

TOTAL INDUSTRIAL CONGLOMERATES                                         1,005,012
                                                                     -----------
   MACHINERY 2.4%
   Caterpillar, Inc.                                       9,390         551,662
                                                                     -----------

TOTAL MACHINERY                                                          551,662
                                                                     -----------

TOTAL INDUSTRIALS                                                      3,033,420
                                                                     -----------
CONSUMER STAPLES 9.2%
   TOBACCO 3.1%
   Altria Group, Inc.+                                     9,390         692,137
                                                                     -----------

TOTAL TOBACCO                                                            692,137
                                                                     -----------

   HOUSEHOLD PRODUCTS 2.5%
   Procter & Gamble Co.+                                   9,390         558,329
                                                                     -----------

TOTAL HOUSEHOLD PRODUCTS                                                 558,329
                                                                     -----------
   FOOD & DRUG RETAILING 1.8%
   Wal-Mart Stores, Inc.+                                  9,390         411,470
                                                                     -----------

TOTAL FOOD & DRUG RETAILING                                              411,470
                                                                     -----------
   BEVERAGES 1.8%
   Coca-Cola Co.                                           9,390         405,554
                                                                     -----------

TOTAL BEVERAGES                                                          405,554
                                                                     -----------

TOTAL CONSUMER STAPLES                                                 2,067,490
                                                                     -----------

                                                                          MARKET
                                                          SHARES           VALUE
--------------------------------------------------------------------------------
FINANCIALS 8.3%
   DIVERSIFIED FINANCIALS 3.3%
   Citigroup, Inc.                                         9,390     $   427,433
   J.P. Morgan Chase & Co.                                 9,390         318,602
                                                                     -----------

TOTAL DIVERSIFIED FINANCIALS                                             746,035
                                                                     -----------
   INSURANCE 2.6%
   American International Group, Inc.                      9,390         581,804
                                                                     -----------

TOTAL INSURANCE                                                          581,804
                                                                     -----------
   CONSUMER FINANCE 2.4%
   American Express Co.                                    9,390         539,362
                                                                     -----------

TOTAL CONSUMER FINANCE                                                   539,362
                                                                     -----------

TOTAL FINANCIALS                                                       1,867,201
                                                                     -----------
INFORMATION TECHNOLOGY 6.6%
   COMPUTERS & PERIPHERALS 4.5%
   International Business Machines
       Corp.                                               9,390         753,266
   Hewlett-Packard Co.                                     9,390         274,188
                                                                     -----------

TOTAL COMPUTERS & PERIPHERALS                                          1,027,454
                                                                     -----------
   SOFTWARE 1.1%
   Microsoft Corp.                                         9,390         241,605
                                                                     -----------

TOTAL SOFTWARE                                                           241,605
                                                                     -----------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.0%
   Intel Corp.                                             9,390         231,463
                                                                     -----------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                            231,463
                                                                     -----------

TOTAL INFORMATION TECHNOLOGY                                           1,500,522
                                                                     -----------


--------------------------------------------------------------------------------

LONG DYNAMIC DOW 30 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)            September 30, 2005
--------------------------------------------------------------------------------

                                                                          MARKET
                                                          SHARES           VALUE
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY 5.3%
   SPECIALTY RETAIL 1.6%
   Home Depot, Inc.                                        9,390     $   358,134
                                                                     -----------

TOTAL SPECIALTY RETAIL                                                   358,134
                                                                     -----------
   HOTELS RESTAURANTS & LEISURE 1.4%
   McDonald's Corp.                                        9,390         314,471
                                                                     -----------

TOTAL HOTELS RESTAURANTS & LEISURE                                       314,471
                                                                     -----------
   AUTOMOBILES 1.3%
   General Motors Corp.+                                   9,390         287,428
                                                                     -----------

TOTAL AUTOMOBILES                                                        287,428
                                                                     -----------
   MEDIA 1.0%
   The Walt Disney Co.                                     9,390         226,581
                                                                     -----------

TOTAL MEDIA                                                              226,581
                                                                     -----------

TOTAL CONSUMER DISCRETIONARY                                           1,186,614
                                                                     -----------
HEALTH CARE 4.8%
   PHARMACEUTICALS 4.8%
   Johnson & Johnson, Inc.                                 9,390         594,199
   Merck & Co., Inc.                                       9,390         255,502
   Pfizer, Inc.                                            9,390         234,468
                                                                     -----------

TOTAL PHARMACEUTICALS                                                  1,084,169
                                                                     -----------

TOTAL HEALTH CARE                                                      1,084,169
                                                                     -----------
MATERIALS 2.6%
   CHEMICALS 1.6%
   EI Du Pont de Nemours & Co.                             9,390         367,806
                                                                     -----------

TOTAL CHEMICALS                                                          367,806
                                                                     -----------
   METALS & MINING 1.0%
   Alcoa, Inc.                                             9,390         229,304
                                                                     -----------

TOTAL METALS & MINING                                                    229,304
                                                                     -----------

TOTAL MATERIALS                                                          597,110
                                                                     -----------

                                                                          MARKET
                                                          SHARES           VALUE
--------------------------------------------------------------------------------
ENERGY 2.6%
   OIL & GAS 2.6%
   Exxon Mobil Corp.                                       9,390     $   596,641
                                                                     -----------

TOTAL OIL & GAS                                                          596,641
                                                                     -----------

TOTAL ENERGY                                                             596,641
                                                                     -----------
TELECOMMUNICATION SERVICES 2.4%
   DIVERSIFIED TELECOMMUNICATION SERVICES 2.4%
   Verizon Communications, Inc.                            9,386         306,829
   SBC Communications, Inc.+                               9,390         225,078
                                                                     -----------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                             531,907
                                                                     -----------

TOTAL TELECOMMUNICATION SERVICES                                         531,907
                                                                     -----------

TOTAL COMMON STOCKS
   (Cost $10,814,569)                                                 12,465,074

                                                            FACE
                                                          AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 27.6%
Collateralized by U.S. Treasury
Obligations

UBS at
  3.27% due 10/03/05                                $  5,494,847       5,494,847

Lehman Brothers, Inc. at
  3.25% due 10/03/05                                     723,076         723,076
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $6,217,923)                                                   6,217,923
                                                                     -----------
SECURITIES LENDING COLLATERAL 5.0%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S.
       Bank                                            1,135,176       1,135,176


--------------------------------------------------------------------------------

LONG DYNAMIC DOW 30 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)            September 30, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                           FACE           MARKET
                                                         AMOUNT            VALUE
--------------------------------------------------------------------------------

TOTAL INVESTMENT IN SECURITIES LENDING SHORT TERM                    $ 1,135,176
                                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,135,176)                                                      1,135,176
                                                                     ===========
TOTAL INVESTMENTS 87.8%
   (Cost $18,167,668)                                                $19,818,173
                                                                     -----------
OTHER ASSETS IN EXCESS OF LIABILITIES - 12.2%                        $ 2,755,004
                                                                     -----------
NET ASSETS - 100.0%                                                  $22,573,177

                                                                      UNREALIZED
                                                      CONTRACTS             GAIN
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2005 Dow Jones Industrial
Average Index Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $23,845,500)                                   450      $   261,485
                                                                     -----------

                                                                      UNREALIZED
                                                          UNITS             GAIN
--------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT
December 2005 Dow Jones Industrial
Average Index Swap, Maturing 12/14/05*
   (Notional Market Value $9,282,804)                       878      $    47,678
                                                                     -----------

* Price Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at September 30, 2005.


--------------------------------------------------------------------------------

INVERSE DYNAMIC DOW 30 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                     September 30, 2005
--------------------------------------------------------------------------------

                                                        FACE             MARKET
                                                      AMOUNT              VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 104.1%
Collateralized by U.S. Treasury
Obligations

UBS at 3.27% due 10/03/05                        $46,518,966       $ 46,518,966
Lehman Brothers, Inc. at 3.25% due
10/03/05                                          11,049,392         11,049,392
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $57,568,358)                                                57,568,358
                                                                   ------------
TOTAL INVESTMENTS 104.1%
   (Cost $57,568,358)                                              $ 57,568,358
                                                                   ------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (4.1)%                                                 $ (2,263,374)
                                                                   ------------
NET ASSETS - 100.0%                                                $ 55,304,984
--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                   CONTRACTS               GAIN
--------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2005 Dow Jones Industrial
Average Index Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $18,758,460)                                354       $    103,882
                                                                   ------------

                                                       UNITS
--------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT
SOLD SHORT
December 2005 Dow Jones Industrial
Average Index Swap, Maturing 12/14/05*
   (Notional Market Value $91,759,260)                 8,682       $    212,232
                                                                   ------------

* Price Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.


--------------------------------------------------------------------------------

                                       1

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation on September 2, 2005, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Dynamic Funds (the "Trust") believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Global Advisors ("RGA"), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RGA on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Trust have identified no material weaknesses in such internal controls on behalf of the Trust.

There was no fraud, whether or not material, involving officers or employees of RGA, RD or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's and RGA's internal controls over financial reporting, including disclosure controls and procedures (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this Form N-Q that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

                                                                        EX.-3(i)

                                 CERTIFICATIONS

I, Carl G. Verboncoeur, certify that:

1. I have reviewed this report on Form N-Q of Rydex Dynamic Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 28, 2005

                                                   /s/ Carl G. Verboncoeur
                                                   --------------------------
                                                   Carl G. Verboncoeur,
                                                   President

                                                                       EX.-3(ii)

                                 CERTIFICATIONS

I, Nick Bonos, certify that:

1. I have reviewed this report on Form N-Q of Rydex Dynamic Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 28, 2005

                                                   /s/ Nick Bonos
                                                   --------------------------
                                                   Nick Bonos,
                                                   Vice President & Treasurer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rydex Dynamic Funds

By (Signature and Title)*  /s/ Carl G. Verboncoeur
                           -----------------------------------------------------
                               Carl G. Verboncoeur, President

Date November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Carl G. Verboncoeur
                           -----------------------------------------------------
                               Carl G. Verboncoeur, President

Date November 28, 2005

By (Signature and Title)*  /s/ Nick Bonos
                           -----------------------------------------------------
                           Nick Bonos, Vice President and Treasurer

Date November 28, 2005

* Print the name and title of each signing officer under his or her signature.